UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON MAY 11, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 17, 2001.

Report for the Calendar Year or Quarter Ended:     March 31, 2000

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  May  3, 2001


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      29

Form 13F Information Table Value Total:       444,953,000



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

COLUMBIA ENERGY	CS	197648108    19,285    325,490 SH	SOLE	   325,490
CONCENTRIC NETWORKCS	20589R107      1,755      31,900 SH	SOLE	     31,900
3 COM CORP.	CS	885535104       4,990      89,800 SH	SOLE	     89,800
COMSAT CORP	CS	20564D107    10,729    520,182 SH	SOLE	   520,182
CUBE MICROSYSTEM	CS	125015107     26,598    365,300 SH	SOLE	   365,300
DAISEY TEK INT'L	CS	234053106       2,932    193,833 SH	SOLE	   193,833
GENTIVA HEALTH S	CS	37247A102       1,183    165,273 SH	SOLE	   165,273
HANNAFORD BROS.	CS	410550107     27,698    375,565 SH	SOLE	   375,565
HNC SOFTWARE	CS	40425P107       1,947      27,100 SH	SOLE	     27,100
LIPOSOME CO.	CS	536310105       2,911    169,384 SH	SOLE	   169,384
MEDPARTNERS 	CS	58503X206       2,245    338,800 SH	SOLE	   338,800
MIRAGE		CS	60462E104    12,123     625,700 SH	SOLE	   625,700
MEDAMORE WORLDWID  CS	59133P100      8,356      295,800 SH	SOLE	   295,800
MOLEX CL A	CS	608554200          588       13,250 SH	SOLE	     13,250
NEWBRIDGE NETWORKCS	650901101     27,609    851,145 SH	SOLE	   851,145
PAIRGAIN TECH	CS	695934109       4,213    226,190 SH	SOLE	   226,190
RAYTHEON CLASS B	CS	755111408          452       25,200 SH	SOLE	     25,200
SEAGATE TECHNOLOG CS	811804103      18,750    311,200 SH	SOLE	   311,200
SNYDER COMMUNICAT CS	832914105      10,227    454,545 SH	SOLE	   454,545
TELEFONICA DE ARGE  CS	879378206      19,386    493,900 SH	SOLE	   493,900
TELEFONICA PERU AD  CS	879384105         1,700    100,000 SH	SOLE	   100,000
TELE SUDESTE CELLU CS	879252104         1,478      29,600 SH	SOLE	     29,600
TELESP ADR	CS	87929A102       12,024    405,024 SH	SOLE	   405,024
Union Carbide Corp	CS	905581104          5,956    102,145 SH	SOLE	   102,145
MEDIAONE	CS	58440J104        95,252  1,175,947 SH	SOLE	1,175,947
US West		CS	91273H101       97,055  1,336,380 SH	SOLE	1,336,380
US TRUST CO.	CS	91288L105             832          4,400 SH	SOLE	        4,400
WARNER LAMBERT	CS	934488107        20,538     210,650 SH	SOLE	   210,650
ZIFF DAVIS	CS	989511100           6,142     393,100 SH	SOLE	   393,100
			                            444,953


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